Short-Term Bank Credit And Loans (Details) $ in Thousands	1 Months Ended		12 Months Ended
	Sep. 30, 2024 USD ($)	Aug. 31, 2023 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)
Short-term Debt [Line Items]
Interest percentage spread			4.49%
Short-term credit and loans			$ 450,856	$ 576,594
Short-term loans
Short-term Debt [Line Items]
Short-term credit and loans			100,179	162,034
Short-term commercial securities
Short-term Debt [Line Items]
Short-term credit and loans			350,000	313,620
Series A
Short-term Debt [Line Items]
Commercial paper		$ 313,620	240,000
Commercial paper, basis spread on variable rate		0.01
Commercial paper, term		90 days
Commercial paper, term extension		90 days
Commercial paper, maximum term		5 years
Series B
Short-term Debt [Line Items]
Commercial paper	$ 110,000		110,000
Commercial paper, basis spread on variable rate	0.0125
Commercial paper, term	90 days
Commercial paper, term extension	90 days
Commercial paper, maximum term	5 years
Short-term bank credit
Short-term Debt [Line Items]
Short-term credit and loans			$ 677	$ 100,940
Minimum | Short-term loans
Short-term Debt [Line Items]
Interest percentage spread			1.00%
Minimum | Short-term commercial securities
Short-term Debt [Line Items]
Interest percentage spread			1.00%
Minimum | Short-term bank credit
Short-term Debt [Line Items]
Interest percentage spread			1.00%
Maximum | Short-term loans
Short-term Debt [Line Items]
Interest percentage spread			1.50%
Maximum | Short-term commercial securities
Short-term Debt [Line Items]
Interest percentage spread			1.25%
Maximum | Short-term bank credit
Short-term Debt [Line Items]
Interest percentage spread			1.50%